Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Fixed maturities (amortized cost: 2016 - $350,585,324; 2015 - $399,525,617)	$ 366,347,999	$ 409,146,807
Equity securities (cost: 2016 - $7,691,597; 2015 - $7,452,666)	8,756,068	7,616,789
Mortgage loans on real estate	41,302,392	33,174,131
Policy loans	6,336,277	6,702,911
State-guaranteed receivables	11,584,681	7,692,959
Investments in convertible options	983,950	957,405
Other invested assets	1,951,830	2,379,451
Total investments	437,263,197	467,670,453
Cash and cash equivalents	3,297,917	3,619,663
Accrued investment income	4,433,680	5,149,612
Due premiums	2,768,774	2,946,218
Deferred acquisition costs	15,712,181	17,237,522
Value of business acquired	155,264	225,276
Leased property under capital leases	75,841	381,432
Property and equipment	915,494	909,151
Cash value of company-owned life insurance	13,855,560	13,191,773
Other assets	2,435,867	2,374,292
Amounts recoverable from reinsurers	98,444,173	56,332,692
Total assets	579,357,948	570,038,084
LIABILITIES
Benefit reserves	492,963,963	493,369,378
Unearned premium reserves	8,100,042	8,119,385
Policy claims	2,637,220	2,584,088
Liability for deposit-type contracts	3,351,107	3,400,836
Reserves for dividends and endowments and other	384,401	388,193
Total policy liabilities	507,436,733	507,861,880
Deferred federal income tax liability	3,256,943	1,105,776
Obligations under capital leases	72,209	377,259
Notes payable	971,851	1,433,448
Accrued pension liability	6,021,264	6,075,376
Deferred revenue on reinsurance ceded	1,431,647
Other liabilities	3,982,356	3,933,343
Total liabilities	523,173,003	520,787,082
STOCKHOLDERS' EQUITY
Common stock (shares issued: 2016 - 1,106,351; 2015 - 1,117,647)	1,106,351	1,117,647
Paid-in surplus	8,913,360	8,913,360
Accumulated other comprehensive income	5,493,892	757,161
Retained earnings	40,671,342	38,462,834
Total stockholders' equity	56,184,945	49,251,002
Total liabilities and stockholders' equity	$ 579,357,948	$ 570,038,084